Prepayments and Other Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets

Prepayments and other assets consisted of the following:

	June 30, 2026	December 31, 2025

Prepaid rents	$12,727	$19,642
Deposits	95,020	42,197
Prepaid expense	58,842	80,674
Value-added tax refund and income tax refund	247,927	156,845
Less: allowance for uncollectible balances	(3,731)	(3,620)
Prepayments and other current assets; net	$410,785	$295,738

Schedule of Allowance for Credit Losses Movement	Allowance for credit losses movement is as follows:
	June 30, 2026	December 31, 2025

Beginning balance	$3,620	$3,468
Foreign currency translation adjustments	111	152
Ending balance	$3,731	$3,620